Inventories, net - Schedule of inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Inventories
Raw materials:	$ 60,051	$ 52,118
Work-in-process	60,863	72,988
Finished goods	99,740	90,807
Inventories, net	220,654	215,913
Cannabis
Inventories
Raw materials:	43,803	30,054
Non-Cannabis
Inventories
Raw materials:	$ 16,248	$ 22,064